Shareholder Report, Holdings (Details) - C000060325	Dec. 31, 2024
FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_932493KY4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_11506KFF3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_84131TBT8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_98267VCM3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
FR_469466FG6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_494782KL8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_45470YEN7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FR_45204EPQ5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	27.80%
A/A
Holdings [Line Items]
Percent of Net Asset Value	33.60%
BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	21.40%
BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.90%
B/B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	11.30%
0-1 year
Holdings [Line Items]
Percent of Total Investments	10.50%
1-3 years
Holdings [Line Items]
Percent of Total Investments	12.30%
3-5 years
Holdings [Line Items]
Percent of Total Investments	7.00%
5-10 years
Holdings [Line Items]
Percent of Total Investments	16.60%
10-20 years
Holdings [Line Items]
Percent of Total Investments	27.70%
20-30 years
Holdings [Line Items]
Percent of Total Investments	24.00%
30+ years
Holdings [Line Items]
Percent of Total Investments	1.90%